SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Leases
Right-of-use assets, net	$ 5,031,465	$ 5,170,395
Operating lease liabilities - current	180,420	171,803
Operating lease liabilities - non-current	1,046,490	1,123,060
Total operating lease liabilities	$ 1,226,910	$ 1,294,863